Cover	Dec. 01, 2022
Cover [Abstract]
Document Type	8-K
Entity File Number	001-38911
Entity Registrant Name	CLARIVATE PLC
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	70 St. Mary Axe
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC3A 8BE
Entity Address, Country	GB
City Area Code	44
Local Phone Number	207-433-4000
Entity Emerging Growth Company	false
Document Information [Line Items]
Document Period End Date	Dec. 01, 2022
Entity Tax Identification Number	00-0000000
Entity Central Index Key	0001764046
Amendment Flag	false
Document Type	8-K
Entity Registrant Name	CLARIVATE PLC
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	70 St. Mary Axe
Entity Address, Postal Zip Code	EC3A 8BE
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Emerging Growth Company	false
City Area Code	44
Local Phone Number	207-433-4000
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Written Communications	false
Soliciting Material	false
Ordinary Shares
Cover [Abstract]
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	CLVT
Security Exchange Name	NYSE
Document Information [Line Items]
Trading Symbol	CLVT
Title of 12(b) Security	Ordinary Shares, no par value
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Cover [Abstract]
Title of 12(b) Security	5.25% Series A Mandatory Convertible Preferred Shares, no par value
Trading Symbol	CLVT PR A
Security Exchange Name	NYSE
Document Information [Line Items]
Trading Symbol	CLVT PR A
Title of 12(b) Security	5.25% Series A Mandatory Convertible Preferred Shares, no par value
Security Exchange Name	NYSE